Business Combination, Significant Transaction and Sale of Business (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2016	Jul. 11, 2016	Jun. 30, 2015	Apr. 14, 2015
Business Acquisition [Line Items]
Net assets, excluding cash acquired	$ 306	$ (1,822)
Intangible assets	23	1,149
Goodwill	259	1,723
Total assets acquired	$ 588	$ 1,050
Shavit Software Ltd [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired			$ 533
Intangible assets			3,489
Deferred tax liability			(871)
Goodwill			3,685
Total assets acquired			$ 6,836
Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired				$ 15
Redeemable Non-controlling interest				(14,012)
Intangible assets				22,439
Deferred tax liability				(5,610)
Goodwill				17,718
Total assets acquired				$ 20,550
Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired					$ 1,182
Redeemable Non-controlling interest					(3,590)
Intangible assets					3,675
Goodwill					5,260
Total assets acquired					$ 6,527
Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired						$ (405)
Redeemable Non-controlling interest						(989)
Intangible assets						1,249
Goodwill						1,966
Total assets acquired						$ 1,821